FINANCIAL RISK MANAGEMENT - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	$ 5,778,000	$ 5,728,184
Limited partners' interests in single-family rental business	2,300,294	1,696,872	$ 947,452
Derivative financial instruments	53,788	51,158
Due to Affiliate	262,422	256,824
Amounts payable and accrued liabilities	150,221	138,273
Resident security deposits	85,196	79,864
Dividends payable	15,856	15,861
Financial liabilities	8,435,673	7,766,682	$ 5,382,344
Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	5,859,699
Gross carrying amount | Due on demand and in 2024
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	309,116
Liquidity risk | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	5,859,699	5,778,237
Other liabilities	40,335	34,524
Limited partners' interests in single-family rental business	2,300,294	1,696,872
Derivative financial instruments	53,788	51,158
Due to Affiliate	295,325	295,325
Amounts payable and accrued liabilities	150,221	138,273
Resident security deposits	85,196	79,864
Dividends payable	15,856	15,861
Financial liabilities	8,800,714	8,090,114
Liquidity risk | Gross carrying amount | Due on demand and in 2024
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	309,116	757,135
Other liabilities	0	0
Limited partners' interests in single-family rental business	0	0
Derivative financial instruments	0	0
Due to Affiliate	0	0
Amounts payable and accrued liabilities	150,221	138,273
Resident security deposits	85,196	79,864
Dividends payable	15,856	15,861
Financial liabilities	560,389	991,133
Liquidity risk | Gross carrying amount | From 2025 to 2026
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	2,995,746	1,949,405
Other liabilities	14,647	10,370
Limited partners' interests in single-family rental business	915,983	0
Derivative financial instruments	0	0
Due to Affiliate	0	0
Amounts payable and accrued liabilities	0	0
Resident security deposits	0	0
Dividends payable	0	0
Financial liabilities	3,926,376	1,959,775
Liquidity risk | Gross carrying amount | From 2027 to 2028
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	2,554,837	2,529,240
Other liabilities	11,286	8,620
Limited partners' interests in single-family rental business	1,106,088	851,416
Derivative financial instruments	0	0
Due to Affiliate	0	0
Amounts payable and accrued liabilities	0	0
Resident security deposits	0	0
Dividends payable	0	0
Financial liabilities	3,672,211	3,389,276
Liquidity risk | Gross carrying amount | 2029 and thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	0	542,457
Other liabilities	14,402	15,534
Limited partners' interests in single-family rental business	278,223	845,456
Derivative financial instruments	53,788	51,158
Due to Affiliate	295,325	295,325
Amounts payable and accrued liabilities	0	0
Resident security deposits	0	0
Dividends payable	0	0
Financial liabilities	$ 641,738	$ 1,749,930